Financial Instruments and Risks Management - Exchange Rate Risk Management (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net exposure of assets and liabilities in foreign currency
Financial assets	R$ 14,298,290	R$ 28,780,120
Financial liabilities	R$ (74,082,444)	(39,403,941)
Exchange rate risk
Financial Instruments and Risks Management
Time horizon for sales in the futures market	18 months
Exchange rate risk | USD
Net exposure of assets and liabilities in foreign currency
Financial assets	R$ 13,994,993	3,298,761
Financial liabilities	(58,149,396)	(28,255,019)
Net liability exposure	(44,154,403)	(24,956,258)
Exchange rate risk | USD | Trade accounts payable
Net exposure of assets and liabilities in foreign currency
Financial liabilities	(1,085,207)	(72,680)
Exchange rate risk | USD | Loans and financing
Net exposure of assets and liabilities in foreign currency
Financial liabilities	(45,460,138)	(26,384,721)
Exchange rate risk | USD | Liabilities for asset acquisition and subsidiaries
Net exposure of assets and liabilities in foreign currency
Financial liabilities	(288,172)	(333,049)
Exchange rate risk | USD | Derivative financial instruments
Net exposure of assets and liabilities in foreign currency
Financial liabilities	(11,315,879)	(1,464,569)
Exchange rate risk | USD | Cash and cash equivalents
Net exposure of assets and liabilities in foreign currency
Financial assets	2,527,834	1,143,968
Exchange rate risk | USD | Trade accounts receivable
Net exposure of assets and liabilities in foreign currency
Financial assets	2,027,018	1,661,108
Exchange rate risk | USD | Derivative financial instruments
Net exposure of assets and liabilities in foreign currency
Financial assets	R$ 9,440,141	R$ 493,685